Major Customers and Concentrations of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Percentage of revenue	55.00%	83.00%	87.00%
From QEP Resources
Concentration Risk [Line Items]
Percentage of revenue	16.00%